Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Other Intangible Assets [Abstract]
Schedule of composition and movements
	Trade Name	Customer Relationships	Licenses	Technology	Goodwill	Total

Intangible assets, at cost:
Balance as of January 1, 2021	$-	$-	$-	$-	$-	$-
Additions from business combination	445	1,830	1,699	430	2,387	6,791
Adjustments arising from translating financial statements from functional currency to presentation currency	22	75	23	-	68	188

Balance as of December 31, 2021	467	1,905	1,722	430	2,455	6,979
Additions from business combination	-	-	-	-	-	-
Adjustments arising from translating financial statements from functional currency to presentation currency	(51)	(173)	(61)	-	(165)	(450)

Balance as of December 31, 2022	$416	$1,732	$1,661	$430	$2,290	$6,529

	Trade Name	Customer Relationships	Licenses	Technology	Goodwill	Total
Accumulated amortization and impairment:
Balance as of January 1, 2021	$-	$-	$-	$-	$-	$-
Amortization recognized in the year	23	75	-	32	-	130

Balance as of December 31, 2021	23	75	-	32	-	130
Impairment of technology	-	-	-	361	-	361
Amortization recognized in the year	41	142	-	37	-	220

Balance as of December 31, 2022	$64	$217	$-	$430	$-	$711

Intangible assets at cost, net at December 31, 2021	444	1,830	1,722	398	2,455	6,849
Intangible assets at cost, net at December 31, 2022	$352	$1,515	$1,661	$-	$2,290	$5,818

Schedule of carrying amount of goodwill and licenses
	ILSB	INXS	Total

Goodwill	$1,273	$1,017	$2,290

Licenses	$461	$1,200	$1,661

Trade Name	$352	$-	$352

Customer Relationships	$283	$1,232	$1,515